DERIVATIVE FINANCIAL INSTRUMENTS (Details)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
S D G E Segment [Member]
Schedule Of Commodity Derivative Volumes [Line Items]
Commodity derivative volumes, natural gas (in millions of million British thermal units)	[1]	70	55
Commodity derivative volumes, congestion revenue rights (in millions of megawatt hours)	[2]	36	27
Commodity derivative volumes, electric power (in millions of megawatt hours)		1	0
So Cal Gas Segment [Member]
Schedule Of Commodity Derivative Volumes [Line Items]
Commodity derivative volumes, natural gas (in millions of million British thermal units)	[1]	1	1
Sempra Natural Gas Segment [Member]
Schedule Of Commodity Derivative Volumes [Line Items]
Commodity derivative volumes, natural gas (in millions of million British thermal units)	[1]	43	29

[1]	Million British thermal units
[2]	Megawatt hours